Breakdown of Financial Assets	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Breakdown of Financial Assets
Breakdown of financial assets
The breakdown of financial assets of the Telefónica Group at December 31, 2019 is as follows:

December 31, 2019
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	757	—	104	565	2,676	511	3,591	—	2,290	6,392	6,392
Investments	35	—	—	565	—	496	104	—	—	600	600
Credits and other financial assets	9	—	—	—	—	9	—	—	532	541	541
Deposits and guarantees	—	—	—	—	—	—	—	—	1,285	1,285	1,285
Derivative instruments	713	—	—	—	2,676	6	3,383	—	—	3,389	3,389
Trade receivables	—	—	104	—	—	—	104	—	615	719	565
Trade receivables for subleases	—	—	—	—	—	—	—	—	12	12	12
Impairment of trade receivables	—	—	—	—	—	—	—	—	(154)	(154)	—
Current financial assets	960	—	567	—	1,104	317	2,314	—	15,286	17,917	17,917
Trade receivables (Note 14)	480	—	567	—	—	—	1,047	—	10,503	11,550	8,752
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,798)	(2,798)	—
Other financial assets (Note 15)	480	—	—	—	1,104	317	1,267	—	1,539	3,123	3,123
Cash and cash equivalents	—	—	—	—	—	—	—	—	6,042	6,042	6,042
Total	1,717	—	671	565	3,780	828	5,905	—	17,576	24,309	24,309

The calculation of the fair values of the Telefónica Group's debt instruments required an estimate, for each currency and counterparty, of a credit spread curve using the prices of the Group's bonds and credit derivatives.

The breakdown of financial assets of the Telefónica Group at December 31, 2018 was as follows:

December 31, 2018
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	860	—	70	545	1,950	660	2,765	—	2,968	6,393	6,393
Investments	28	—	—	545	—	492	81	—	—	573	573
Credits and other financial assets	6	—	—	—	—	6	—	—	1,044	1,050	1,050
Deposits and guarantees	—	—	—	—	—	—	—	—	1,624	1,624	1,624
Derivative instruments	826	—	—	—	1,950	162	2,614	—	—	2,776	2,776
Trade receivables	—	—	70	—	—	—	70	—	418	488	370
Impairment of trade receivables	—	—	—	—	—	—	—	—	(118)	(118)	—
Current financial assets	961	—	681	—	660	154	2,148	—	14,018	16,320	16,320
Trade receivables (Note 14)	580	—	680	—	—	—	1,260	—	9,816	11,076	8,419
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,657)	(2,657)	—
Other current financial assets (Note 15)	381	—	1	—	660	154	888	—	1,167	2,209	2,209
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,692	5,692	5,692
Total	1,821	—	751	545	2,610	814	4,913	—	16,986	22,713	22,713
Appendix IV: Financial instruments
The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2019 is as follows:

								Fair value
Millions of euros	2020	2021	2022	2023	2024	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(4,684)	6,878	4,222	3,185	1,939	22,022	33,562	21,898	12,052	33,950
Floating rate	1,672	3,097	1,089	1,987	519	2,623	10,987	1,266	9,769	11,035
Spread	(0.34%)	(0.18%)	(0.03%)	0.05%	0.22%	0.08%	(0.07%)	—	—	—
Fixed rate	(6,356)	3,781	3,133	1,198	1,420	19,399	22,575	20,632	2,283	22,915
Interest rate	(2.79%)	1.98%	1.49%	2.67%	1.83%	1.61%	2.97%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(67)	—	—	—	—	—	(67)	1	(68)	(67)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(67)	—	—	—	—	—	(67)	1	(68)	(67)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	2,585	28	235	—	—	1,057	3,905	2,022	1,934	3,956
Floating rate	(518)	141	493	(117)	(255)	470	214	(1)	214	213
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	3,103	(113)	(258)	—	255	587	3,574	1,906	1,720	3,626
Interest rate	1.61%	0.72%	(1.71%)	—	1.11%	5.38%	2.47%	—	—	—
Rate cap	—	—	—	117	—	—	117	117	—	117
Instruments in CHF	—	—	—	—	—	—	—	369	(369)	—
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	369	(369)	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(491)	(1,763)	663	134	—	1,782	325	20,104	(19,707)	397
Floating rate	57	(1,770)	681	134	—	1,781	883	410	(196)	214
Spread	2.22%	(0.08%)	0.07%	1.12%	—	—	0.52%	—	—	—
Fixed rate	(548)	7	(18)	—	—	1	(558)	19,694	(19,511)	183
Interest rate	(1.42%)	344.56%	(184.98%)	—	—	—	(11.60%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	28	—	—	—	—	—	28	(15)	34	19
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	28	—	—	—	—	—	28	(15)	34	19
Interest rate	(0.01%)	—	—	—	—	—	(0.01%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2020	2021	2022	2023	2024	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in ARS	(74)	8	—	—	—	—	(66)	(58)	—	(58)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(74)	8	—	—	—	—	(66)	(58)	—	(58)
Interest rate	33.69%	45.54%	—	—	—	—	32.33%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	898	424	223	—	—	69	1,614	(250)	1,888	1,638
Floating rate	(1,218)	192	221	—	—	(26)	(831)	(752)	(65)	(817)
Spread	—	—	—	—	—	(0.34%)	(0.01%)	—	—	—
Fixed rate	2,116	232	2	—	—	95	2,445	502	1,953	2,455
Interest rate	4.08%	4.69%	6.82%	—	—	(0.08%)	3.97%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	96	298	286	161	—	(3)	838	(427)	1,255	828
Floating rate	(21)	3	289	113	—	—	384	—	378	378
Spread	(0.34%)	26.86%	(0.80%)	1.46%	—	—	0.05%	—	—	—
Fixed rate	117	295	(3)	48	—	(3)	454	(427)	877	450
Interest rate	4.24%	3.72%	5.07%	3.79%	—	1.41%	3.87%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	256	(256)	—
Floating rate	—	—	—	—	—	—	—	256	(256)	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	126	52	64	70	69	507	888	635	282	917
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	126	52	64	70	69	507	888	635	282	917
Interest rate	6.49%	3.46%	5.43%	6.66%	5.81%	7.27%	6.64%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	—	9	—	—	—	83	92	92	—	92
Floating rate	—	9	—	—	—	83	92	92	—	92
Spread	—	3.50%	—	—	—	3.21%	3.24%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	819	36	—	—	94	—	949	47	950	997
Floating rate	28	—	—	—	—	(41)	(13)	28	—	28
Spread	1.59%	—	—	—	—	3.39%	7.23%	—	—	—
Fixed rate	791	36	—	—	94	41	962	19	950	969
Interest rate	5.15%	4.75%	—	—	6.65%	8.09%	5.40%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(4)	1	—	—	—	—	(3)	(2)	—	(2)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(4)	1	—	—	—	—	(3)	(2)	—	(2)
Interest rate	0.01%	16.63%	—	—	—	—	(2.52%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2020	2021	2022	2023	2024	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in MXN	44	26	(16)	(19)	(19)	(86)	(70)	(75)	57	(18)
Floating rate	(29)	(30)	(63)	(65)	(65)	(290)	(542)	348	(518)	(170)
Spread	(0.02%)	(0.10%)	—	—	—	—	(0.01%)	—	—	—
Fixed rate	73	56	47	46	46	204	472	(423)	575	152
Interest rate	5.77%	4.22%	3.69%	3.71%	3.71%	3.71%	4.09%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	(8)	—	(8)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	(8)	—	(8)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							41,995	44,589	(1,948)	42,641
Floating rate							11,174	1,647	9,326	10,973
Fixed rate							30,704	42,825	(11,336)	31,489
Rate cap							117	117	—	117
Currency Options and Others (*)							—	—	62	62
(*) Amounts include in fixed rate

The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2019:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2020	2021	2022	2023	2024	Subsequent years	Total	Fair value
EUR								(87)
Fixed to fix	—	—	—	—	—	—	—	3
Receiving leg	—	(100)	(75)	—	—	—	(175)	(135)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	—	100	75	—	—	—	175	138
Average Interest Rate	—	1.18%	0.55%	—	—	—	0.70%	—
Fixed to floating	—	—	—	—	—	—	—	(800)
Receiving leg	(8,907)	(7,120)	(3,968)	(3,674)	(2,093)	(4,310)	(30,072)	(19,002)
Average Interest Rate	1.40%	1.65%	1.03%	1.52%	0.80%	0.74%	1.29%	—
Paying leg	8,907	7,120	3,968	3,674	2,093	4,310	30,072	18,202
Average Spread	0.36%	0.51%	1.00%	0.37%	0.24%	—	0.42%	—
Floating to fixed	—	—	—	—	—	—	—	710
Receiving leg	(3,560)	(3,460)	(359)	(1,997)	(1,170)	(3,072)	(13,618)	(13,597)
Average Spread	2.11%	0.02%	—	—	—	—	0.56%	—
Paying leg	3,560	3,460	359	1,997	1,170	3,072	13,618	14,307
Average Interest Rate	2.59%	1.95%	1.30%	1.02%	1.89%	0.89%	1.72%	—
USD								(5)
Fixed to floating	—	—	—	—	—	—	—	(13)
Receiving leg	(303)	(303)	(570)	(303)	(151)	—	(1,630)	(433)
Average Interest Rate	1.52%	1.61%	1.73%	1.74%	3.55%	—	—	—
Paying leg	303	303	570	303	151	—	1,630	420
Average Spread	1.61%	1.68%	0.92%	1.77%	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	8
Receiving leg	—	—	(267)	—	(151)	—	(418)	(420)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	267	—	151	—	418	428
Average Interest Rate	—	—	1.93%	—	2.52%	—	—	—
GBP								(33)
Fixed to floating	—	—	—	—	—	—	—	(44)
Receiving leg	(23)	(258)	(634)	—	—	—	(915)	(961)
Average Interest Rate	2.36%	1.76%	3.00%	—	—	—	—	—
Paying leg	23	258	634	—	—	—	915	917
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	11
Receiving leg	(70)	(176)	(200)	—	—	—	(446)	(448)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	70	176	200	—	—	—	446	459
Average Interest Rate	0.73%	2.56%	1.84%	—	—	—	—	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2020	2021	2022	2023	2024	Subsequent years	Total	Fair value
EUR								1,211
Fixed to floating	—	—	—	—	—	—	—	(93)
Receiving leg	—	(500)	—	(800)	—	(400)	(1,700)	(1,788)
Average Interest Rate	—	1.25%	—	1.50%	—	0.59%	1.22%	—
Paying leg	—	500	—	800	—	400	1,700	1,695
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	1,304
Receiving leg	(4,547)	(1,102)	(192)	—	—	(7,832)	(13,673)	(11,865)
Average Spread	0.08%	0.03%	—	—	—	—	0.03%	—
Paying leg	4,547	1,102	192	—	—	7,832	13,673	13,169
Average Interest Rate	2.11%	1.92%	0.12%	—	—	1.10%	1.49%	—
USD								(1,956)
Fixed to floating	—	—	—	—	—	—	—	(1,956)
Receiving leg	(1,900)	(1,612)	(1,319)	(781)	(79)	(9,562)	(15,253)	(16,212)
Average Interest Rate	3.02%	3.44%	1.83%	1.85%	2.36%	3.23%	3.03%	—
Paying leg	1,900	1,612	1,319	781	79	9,562	15,253	14,256
Average Spread	0.22%	—	—	—	—	—	0.03%	—
MXN								(2)
Fixed to floating	—	—	—	—	—	—	—	(4)
Receiving leg	(142)	—	—	—	—	—	(142)	(146)
Average Interest Rate	7.90%	—	—	—	—	—	7.90%	—
Paying leg	142	—	—	—	—	—	142	142
Average Spread	0.41%	—	—	—	—	—	0.41%	—
Floating to fixed	—	—	—	—	—	—	—	2
Receiving leg	(142)	—	—	—	—	—	(142)	(142)
Average Spread	0.41%	—	—	—	—	—	0.41%	—
Paying leg	142	—	—	—	—	—	142	144
Average Interest Rate	6.67%	—	—	—	—	—	6.67%	—
GBP								(171)
Fixed to floating	—	—	—	—	—	—	—	(171)
Receiving leg	(822)	—	(587)	—	—	(470)	(1,879)	(2,047)
Average Interest Rate	1.87%	—	3.51%	—	—	3.42%	2.77%	—
Paying leg	822	—	587	—	—	470	1,879	1,876
Average Spread	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2020	2021	2022	2023	2024	Subsequent years	Total	Fair value
CLP								6
Fixed to floating	—	—	—	—	—	—	—	(1)
Receiving leg	(6)	(3)	(3)	(3)	—	—	(15)	(2)
Average Interest Rate	4.90%	4.90%	4.90%	4.90%	—	—	0.98%	—
Paying leg	6	3	3	3	—	—	15	1
Average Spread	1.27%	1.27%	1.27%	1.27%	—	—	0.25%	—
Floating to fixed	—	—	—	—	—	—	—	7
Receiving leg	(24)	(118)	—	(28)	—	—	(170)	(166)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	24	118	—	28	—	—	170	173
Average Interest Rate	3.31%	3.26%	—	2.99%	—	—	3.22%	—
CHF								(9)
Fixed to floating	—	—	—	—	—	—	—	(9)
Receiving leg	(207)	—	(138)	—	—	—	(345)	(354)
Average Interest Rate	0.95%	—	0.75%	—	—	—	0.87%	—
Paying leg	207	—	138	—	—	—	345	345
Average Spread	—	—	—	—	—	—	—	—
COP								2
Floating to fixed	—	—	—	—	—	—	—	2
Receiving leg	—	—	—	—	—	(41)	(41)	—
Average Spread	—	—	—	—	—	3.39%	3.39%	—
Paying leg	—	—	—	—	—	41	41	2
Average Interest Rate	—	—	—	—	—	8.09%	8.09%	—

Interest rate options, by maturity, are as follows:

Interest rate options	Maturities
Millions of euros	2020	2021	2022	2023	2024	Subsequent years
Collars
Notional amount of options bought	—	—	881	—	—	—
Strike Cap	—	—	4.92	—	—	—
Strike Floor	—	—	4.15	—	—	—
Caps
Notional amount of options bought	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Notional amount of options sold	—	—	881	—	—	—
Strike	—	—	5.53	—	—	—
Floors
Notional amount of options bought	—	—	881	—	—	—
Strike	—	—	1.17	—	—	—
Notional amount of options sold	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2020	2021	2022	2023	2024	Subsequent years	Total
Currency swaps
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	82	—	—	—	—	—	82
Pay	BRL	(215)	(64)	—	—	—	—	(279)
Receive	CLP	—	—	286	83	—	—	369
Pay	CLP	(119)	(118)	(571)	(221)	—	—	(1,029)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	—	—	—	—	—	—	—
Receive	CZK	—	—	—	—	—	—	—
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	1,241	64	—	—	—	89	1,394
Pay	EUR	(3,031)	(3,104)	(875)	(668)	(80)	(7,844)	(15,602)
Receive	GBP	1,292	—	587	—	—	—	1,879
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	—	—
Pay	JPY	—	—	—	—	—	—	—
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	(46)	(46)	(46)	(46)	(46)	(206)	(436)
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	—	—	—	—	1	—	1
Receive	UFC	135	—	—	202	—	—	337
Pay	UFC	—	—	—	(101)	—	—	(101)
Receive	USD	1,741	3,527	1,096	842	79	7,781	15,066
Pay	USD	(1,135)	—	(445)	—	(1)	—	(1,581)
Receive	UDI	65	65	65	65	65	290	615
Pay	UDI	—	—	—	—	—	—	—
Receive	CHF	207	—	138	—	—	—	345
Pay	CHF	—	—	—	—	—	—	—
TOTAL		217	324	235	156	18	110	1,060
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.80), EUR/USD (1.17), USD/COP (2,911.47) and EUR/CHF (1.22).

Millions of euros		2020	2021	2022	2023	2024	Subsequent years	Total
Forwards
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	63	—	—	—	—	—	63
Pay	BRL	(1,762)	—	—	—	—	—	(1,762)
Receive	CLP	2	—	—	—	—	—	2
Pay	CLP	(539)	(22)	—	—	—	—	(561)
Receive	COP	86	—	—	—	—	—	86
Pay	COP	(977)	(3)	—	—	—	—	(980)
Receive	CZK	67	—	—	—	—	—	67
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	8,383	—	—	—	—	—	8,383
Pay	EUR	(1,124)	—	—	—	—	—	(1,124)
Receive	GBP	86	—	—	—	—	—	86
Pay	GBP	(4,193)	—	—	—	—	—	(4,193)
Receive	MXN	32	—	—	—	—	—	32
Pay	MXN	(214)	—	—	—	—	—	(214)
Receive	PEN	4	—	—	—	—	—	4
Pay	PEN	(287)	—	—	—	—	—	(287)
Receive	UFC	—	—	—	—	—	—	—
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	2,587	25	—	—	—	—	2,612
Pay	USD	(2,333)	—	—	—	—	—	(2,333)
Receive	UYU	—	—	—	—	—	—	—
Pay	UYU	(34)	—	—	—	—	—	(34)
TOTAL		(153)	—	—	—	—	—	(153)

(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.88), EUR/USD (1.11), USD/COP (3,289.51) and EUR/BRL (4.62).